capital structure financial policies (Details) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025 CAD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Jun. 30, 2024 CAD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
capital structure financial policies
Net debt	$ 27,293	$ 28,179	$ 27,293	$ 28,179	$ 27,293		$ 28,179
EBITDA - excluding restructuring and other costs			3,653	3,653	7,333	$ 7,333	7,320
Net interest cost (Note 9)			720	673	$ 1,404		$ 1,329
Debt ratio
Net debt to EBITDA - excluding restructuring and other costs					3.7		3.8
Coverage ratios
Earnings coverage					2		1.8
EBITDA - excluding restructuring and other costs interest coverage					5.2		5.5
Net debt and managed capitalization
Long-term debt	32,194	28,151	32,194	28,151	$ 32,194	28,854	$ 28,151
TELUS Corporation junior subordinated notes equity credit deducted in calculating net debt	(2,207)		(2,207)		(2,207)
Debt issuance costs netted against long-term debt	172	123	172	123	172		123
Derivative (assets) liabilities used to manage interest rate and currency risks associated with U.S. dollar-denominated debt, net	220	(7)	220	(7)	220		(7)
Accumulated other comprehensive income (loss) amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated debt - excluding tax effects	(326)	(205)	(326)	(205)	(326)		(205)
Cash and temporary investments, net	(3,682)	(927)	(3,682)	(927)	(3,682)	(869)	(927)	$ (1,014)	$ (2,164)	$ (864)
Short-term borrowings	922	1,044	922	1,044	922	922	1,044
Net debt	27,293	28,179	27,293	28,179	27,293		28,179
Common equity	15,220	15,809	15,220	15,809	15,220	15,620	15,809
Non-controlling interests	882	1,236	882	1,236	882	1,178	1,236
Add: TELUS Corporation junior subordinated notes equity credit deducted in calculating net debt	2,207		2,207		2,207
Less: accumulated other comprehensive income (loss) amounts included above in common equity and non-controlling interests	59	(24)	59	(24)	59	34	(24)	$ (19)	$ (38)	$ 46
Total managed capitalization	45,661	45,200	45,661	45,200	45,661		45,200
Calculation of EBITDA - excluding restructuring and other costs
EBITDA			(3,423)	(3,314)	6,949	(6,840)	6,536
Restructuring and other costs	$ 133	$ 121	230	339	384	493
EBITDA - excluding restructuring and other costs			$ 3,653	$ 3,653	$ 7,333	$ 7,333	$ 7,320
Changes in debt and coverage ratios
Target leverage ratio					3
Net debt to operating cash flow ratio maximum					4.25
Net debt to EBITDA - excluding restructuring and other costs					3.7		3.8
Earnings coverage ratio					2		1.8
Increase (decrease) in earnings coverage ratio due to an increase (decrease) in income before borrowing costs and income taxes					(0.3)
Increase (decrease) in earnings coverage ratio due to an (increase) decrease in borrowing costs					(0.1)
EBITDA - excluding restructuring and other costs interest coverage ratio					5.2		5.5
Increase (decrease) in net interest costs					$ 75
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an (increase) decrease in net interest costs					(0.3)
Dividend payout ratio
Ratio of TELUS Corporation Common Share dividends declared to cash provided by operating activities - less capital expenditures					107.00%		99.00%
TELUS Corporation Common Share dividend payout ratio - net of dividend reinvestment plan effects					75.00%		82.00%
TELUS Corporation Common Share dividends declared					$ 2,427		$ 2,210
Amount of TELUS Corporation Common Share dividends declared reinvested in TELUS Corporation Common Shares					(824)		(697)
TELUS Corporation Common Share dividends declared - net of dividend reinvestment plan effects					$ 1,603		$ 1,513
Minimum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs					2.2		2.2
Dividend payout ratio
Target dividend payout ratio, (as a per cent)					60.00%		60.00%
Target ratio from free cash flow					60.00%		60.00%
Maximum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs					2.7		2.7
Dividend payout ratio
Target dividend payout ratio, (as a per cent)					75.00%		75.00%
Target ratio from free cash flow					75.00%		75.00%